Eaton Vance

Short Duration Government Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 54.0%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.99%, (COF + 1.25%), with maturity at 2025(1)	$100		$99,977
2.825%, (COF + 1.25%), with maturity at 2035(1)	837		847,955
2.897%, (COF + 1.87%), with maturity at 2022(1)	0	(2)	217
3.00%, with various maturities to 2050	471,932		502,972,529
3.242%, (COF + 1.25%), with maturity at 2032(1)	175		179,317
3.332%, (COF + 2.28%), with maturity at 2025(1)	226		226,789
3.364%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	1,108		1,167,280
3.50%, with various maturities to 2050	142,070		150,991,803
3.643%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,100		1,159,570
3.698%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	2,735		2,882,944
3.838%, (1 yr. CMT + 2.25%), with maturity at 2038(1)	940		986,237
3.85%, (COF + 1.25%), with maturity at 2034(1)	43		44,189
3.885%, (1 yr. CMT + 2.32%), with maturity at 2036(1)	1,018		1,072,653
3.95%, (COF + 1.25%), with maturity at 2029(1)	10		10,159
4.00%, with maturity at 2050	1,380		1,484,514
4.019%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	65		65,686
4.079%, (COF + 2.28%), with maturity at 2037(1)	970		988,486
4.217%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	273		285,087
4.362%, (COF + 1.25%), with maturity at 2030(1)	257		268,584
4.50%, with various maturities to 2049	24,898		26,755,629
4.656%, (COF + 1.25%), with maturity at 2033(1)	883		909,736
6.00%, with maturity at 2029	193		220,213
7.00%, with maturity at 2033	149		164,164
8.00%, with various maturities to 2025	2		2,318

			$693,786,036

Federal National Mortgage Association:
1.99%, (COF + 1.25%), with various maturities to 2037(1)	$418		$416,479
2.074%, (COF + 1.25%), with maturity at 2038(1)	61		60,790
2.134%, (COF + 1.25%), with maturity at 2033(1)	218		217,057
2.50%, with maturity at 2050	22,171		23,328,096
2.50%, 30-Year, TBA(3)	150,000		157,060,553
2.50%, with maturity at 2050(4)	165,000		173,387,742
2.539%, (COF + 1.84%), with maturity at 2029(1)	3		2,796
2.90%, (COF + 1.25%), with maturity at 2036(1)	105		105,871
3.00%, with various maturities to 2050	1,025,743		1,088,600,673
3.171%, (COF + 1.25%), with maturity at 2034(1)	644		654,121
3.213%, (COF + 2.15%), with maturity at 2030(1)	104		105,026
3.279%, (COF + 1.25%), with maturity at 2036(1)	236		239,590
3.37%, (COF + 1.25%), with maturity at 2034(1)	932		953,719
3.426%, (COF + 1.25%), with maturity at 2035(1)	296		301,559

Security	Principal Amount (000’s omitted)	Value
3.50%, with various maturities to 2050	$245,364	$260,328,863
3.608%, (1 yr. CMT + 2.13%), with maturity at 2037(1)	918	967,537
3.638%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	324	340,337
3.662%, (COF + 2.34%), with maturity at 2026(1)	167	169,483
3.675%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	353	372,648
3.726%, (COF + 1.79%), with maturity at 2036(1)	712	734,285
3.744%, (1 yr. CMT + 2.14%), with maturity at 2031(1)	497	508,232
3.778%, (COF + 1.25%), with maturity at 2034(1)	537	547,319
3.796%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	646	678,451
3.804%, (1 yr. CMT + 2.21%), with maturity at 2039(1)	1,595	1,672,135
3.834%, (1 yr. CMT + 2.11%), with maturity at 2040(1)	359	374,820
3.885%, (COF + 1.73%), with maturity at 2035(1)	464	481,263
3.927%, (1 yr. CMT + 2.48%), with maturity at 2038(1)	645	678,288
3.966%, (COF + 1.77%), with maturity at 2035(1)	358	371,967
3.986%, (COF + 1.25%), with maturity at 2036(1)	64	65,906
4.00%, with various maturities to 2050	168,139	180,219,437
4.043%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	2,169	2,285,693
4.106%, (COF + 1.25%), with maturity at 2033(1)	310	326,011
4.126%, (COF + 1.81%), with maturity at 2034(1)	358	374,717
4.381%, (1 yr. CMT + 2.08%), with maturity at 2033(1)	301	315,035
4.424%, (COF + 1.87%), with maturity at 2034(1)	285	294,220
4.50%, with maturity at 2049	14,697	15,785,699
4.672%, (COF + 1.49%), with maturity at 2029(1)	445	467,751
5.00%, with various maturities to 2048	8,204	8,751,054
5.026%, (COF + 1.73%), with maturity at 2034(1)	133	140,760
6.00%, with various maturities to 2031	111	123,047
6.328%, (COF + 2.00%), with maturity at 2032(1)	75	82,325
6.445%, (COF + 1.75%), with various maturities to 2021(1)	2	2,030

		$1,922,893,385

Government National Mortgage Association:
2.50%, 30-Year, TBA(3)	$120,000	$126,483,294
3.00%, 30-Year, TBA(3)	220,000	231,800,063
3.00%, with maturity at 2050	320,000	339,168,800
3.00%, with maturity at 2050(4)	100,000	105,990,250
3.00%, with maturity at 2050(4)	20,000	21,198,050
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	225	231,623
4.00%, with various maturities to 2050	16,685	17,757,628
4.50%, with various maturities to 2049	66,296	70,987,131

		$913,616,839

Total Mortgage Pass-Throughs (identified cost $3,510,563,141)		$3,530,296,260

Collateralized Mortgage Obligations — 42.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.405%, (COF + 0.65%), 10/15/22(5)	$6	$5,918
Series 2135, Class JZ, 6.00%, 3/15/29	585	664,184
Series 3325, Class CF, 0.515%, (1 mo. USD LIBOR + 0.34%), 6/15/37(5)	1,445	1,447,424

Security	Principal Amount (000’s omitted)	Value
Series 3382, Class FG, 0.775%, (1 mo. USD LIBOR + 0.60%), 11/15/37(5)	$1,257	$1,272,334
Series 3866, Class DF, 1.625%, (1 mo. USD LIBOR + 1.45%), 5/15/41(5)	2,325	2,331,460
Series 4102, Class DF, 1.321%, (1 mo. USD LIBOR + 1.15%), 9/15/42(5)	1,784	1,778,922
Series 4114, Class YF, 1.275%, (1 mo. USD LIBOR + 1.10%), 10/15/42(5)	3,209	3,201,336
Series 4159, Class FP, 1.071%, (1 mo. USD LIBOR + 0.90%), 11/15/42(5)	1,920	1,903,268
Series 4177, Class MP, 2.50%, 3/15/43	38	37,799
Series 4180, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 1/15/43(5)	5,620	5,565,200
Series 4204, Class AF, 1.171%, (1 mo. USD LIBOR + 1.00%), 5/15/43(5)	2,855	2,834,985
Series 4212, Class NS, 5.19%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(6)	10,551	10,700,285
Series 4223, Class NF, 1.121%, (1 mo. USD LIBOR + 0.95%), 7/15/43(5)	6,101	6,075,490
Series 4249, Class CF, 0.971%, (1 mo. USD LIBOR + 0.80%), 9/15/43(5)	15,180	15,370,514
Series 4299, Class JG, 2.50%, 7/15/43	2,873	2,938,874
Series 4337, Class YT, 3.50%, 4/15/49	1,523	1,526,618
Series 4385, Class SC, 8.934%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(6)	28	27,667
Series 4389, Class CA, 3.00%, 9/15/44	3,868	4,101,454
Series 4407, Class LN, 8.922%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(6)	30	29,899
Series 4448, Class AF, 1.171%, (1 mo. USD LIBOR + 1.00%), 5/15/43(5)	12,018	11,973,596
Series 4584, Class PM, 3.00%, 5/15/46	1,197	1,229,945
Series 4594, Class FM, 1.171%, (1 mo. USD LIBOR + 1.00%), 6/15/46(5)	1,095	1,094,234
Series 4608, Class TV, 3.50%, 1/15/55	1,731	1,768,685
Series 4619, Class KF, 0.921%, (1 mo. USD LIBOR + 0.75%), 6/15/39(5)	1,701	1,714,690
Series 4629, Class ZK, 3.00%, 11/15/46	808	808,700
Series 4631, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 10/15/46(5)	997	996,899
Series 4631, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 11/15/46(5)	12,699	12,697,287
Series 4637, Class QF, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/15/44(5)	9,559	9,473,181
Series 4637, Class SA, 4.695%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(6)	2,343	2,372,421
Series 4637, Class SC, 4.695%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(6)	2,343	2,372,421
Series 4637, Class SD, 4.695%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(6)	2,343	2,372,420
Series 4637, Class SE, 4.695%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(6)	2,554	2,585,742
Series 4639, Class KF, 1.471%, (1 mo. USD LIBOR + 1.30%), 12/15/44(5)	7,188	7,187,469
Series 4645, Class CF, 1.171%, (1 mo. USD LIBOR + 1.00%), 3/15/44(5)	5,846	5,830,894
Series 4645, Class KL, 5.658%, (6.00% - 1 mo. USD LIBOR x 2.00), 3/15/44(6)	1,516	1,538,419
Series 4678, Class PC, 3.00%, 1/15/46	4,229	4,377,151
Series 4680, Class YF, 1.171%, (1 mo. USD LIBOR + 1.00%), 12/15/46(5)	829	828,986
Series 4681, Class JZ, 2.50%, 5/15/47	400	400,959
Series 4717, Class PF, 1.175%, (1 mo. USD LIBOR + 1.00%), 8/15/47(5)	4,421	4,419,634
Series 4754, Class FJ, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/15/44(5)	6,767	6,711,163
Series 4754, Class FK, 1.171%, (1 mo. USD LIBOR + 1.00%), 1/15/54(5)	13,122	13,116,158
Series 4774, Class MH, 4.50%, 12/15/42	7,305	7,460,150
Series 4774, Class QD, 4.50%, 1/15/43	3,791	3,878,358
Series 4775, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 2/15/48(5)	3,593	3,593,262
Series 4776, Class C, 4.50%, 3/15/43	4,423	4,469,045
Series 4845, Class EA, 4.50%, 6/15/43	9,820	9,882,687
Series 4846, Class EA, 4.50%, 8/15/43	9,754	9,840,666
Series 4858, Class LA, 4.50%, 8/15/43	6,270	6,287,301
Series 4859, Class GA, 4.50%, 10/15/43	4,696	4,733,369
Series 4876, Class FA, 0.875%, (1 mo. USD LIBOR + 0.70%), 5/15/49(5)	18,077	18,274,370
Series 4908, Class ZB, 4.00%, 8/25/49	3,166	3,164,974
Series 4910, Class ZG, 3.50%, 9/25/49	23,204	23,216,826
Series 4910, Class ZN, 3.50%, 6/15/49	5,314	5,315,036

Security	Principal Amount (000’s omitted)	Value
Series 4911, Class JZ, 3.50%, 9/25/49	$6,161	$6,175,087
Series 4914, Class LZ, 3.50%, 9/25/49	4,309	4,318,406
Series 4922, Class Z, 3.50%, 10/25/49	1,383	1,382,625
Series 4922, Class ZA, 3.50%, 8/25/49	2,577	2,576,211
Series 4924, Class AZ, 3.50%, 10/25/49	1,254	1,253,128
Series 4924, Class BZ, 3.50%, 10/25/49	4,653	4,651,293
Series 4924, Class KZ, 3.50%, 10/25/49	513	512,585
Series 4924, Class LZ, 3.50%, 10/25/49	2,105	2,105,080
Series 4924, Class MZ, 3.50%, 10/25/49	3,393	3,394,226
Series 4924, Class PZ, 3.50%, 10/25/49	608	607,233
Series 4926, Class ZQ, 3.50%, 9/25/49	3,831	3,833,095
Series 4927, Class ZL, 3.50%, 11/25/49	2,021	2,019,644
Series 4927, Class ZQ, 3.50%, 9/25/49	10,008	10,034,024
Series 4930, Class PZ, 3.50%, 11/25/49	7,408	7,412,485
Series 4938, Class CZ, 3.50%, 12/25/49	5,099	5,100,080
Series 4940, Class ZC, 3.50%, 1/25/50	41	40,663
Series 4941, Class ZU, 3.50%, 8/25/49	268	267,542
Series 4943, Class JZ, 3.00%, 9/25/49	729	728,198
Series 4954, Class ZL, 3.50%, 2/25/50	9,966	9,970,856
Series 4960, Class ZA, 3.50%, 10/25/49	2,210	2,209,519
Series 4967, Class CK, 2.50%, 2/25/50	4,124	4,124,228
Series 4967, Class D, 2.50%, 5/25/50	751	751,227
Series 4968, Class ZJ, 3.00%, 4/25/50	47,930	48,079,345
Series 4968, Class ZM, 3.50%, 4/25/50	12,614	12,611,530
Series 4974, Class ZG, 2.50%, 4/25/50	15,797	15,811,440
Series 4974, Class ZT, 3.00%, 2/25/50	12,718	12,787,498
Series 4980, Class UZ, 3.00%, 6/25/50	14,485	14,504,049
Series 4980, Class ZP, 2.50%, 7/25/49	3,612	3,622,055
Series 4982, Class JZ, 3.00%, 6/25/50	26,544	26,623,622
Series 4982, Class PZ, 3.00%, 6/25/50	3,416	3,421,637
Series 4990, Class TZ, 2.50%, 7/25/50	13,492	13,617,836
Series 4992, Class KZ, 2.75%, 7/25/50	21,042	21,135,067
Series 4995, Class ZN, 2.50%, 7/25/50	5,226	5,262,447
Series 4999, Class C, 2.00%, 6/25/50	15,465	15,504,691
Series 5000, Class ZP, 3.00%, 7/25/50	15,079	15,232,465
Series 5003, Class AZ, 2.50%, 8/25/50	21,408	21,579,209
Series 5003, Class BZ, 2.50%, 8/25/50	14,523	14,593,164
Series 5003, Class PZ, 2.50%, 8/25/50	5,154	5,193,994
Interest Only:(7)
Series 354, Class C11, 3.50%, 7/15/46	24,786	2,434,896
Series 354, Class C15, 3.50%, 11/15/46	24,486	1,999,402
Series 362, Class C7, 3.50%, 9/15/47	50,096	3,715,553
Series 362, Class C11, 4.00%, 12/15/47	13,432	1,248,591
Series 362, Class C12, 4.00%, 12/15/47	19,070	2,504,025
Series 3030, Class SL, 5.925%, (6.10% - 1 mo. USD LIBOR), 9/15/35(6)	1,999	424,361
Series 3114, Class TS, 6.475%, (6.65% - 1 mo. USD LIBOR), 9/15/30(6)	4,027	657,521
Series 3339, Class JI, 6.415%, (6.59% - 1 mo. USD LIBOR), 7/15/37(6)	1,684	391,067
Series 3872, Class NI, 5.50%, 12/15/21	188	2,794
Series 4088, Class EI, 3.50%, 9/15/41	2,228	99,128
Series 4094, Class CS, 5.825%, (6.00% - 1 mo. USD LIBOR), 8/15/42(6)	2,579	442,252
Series 4109, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 9/15/32(6)	2,216	351,401
Series 4212, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 7/15/38(6)	1,930	22,451

Security	Principal Amount (000’s omitted)	Value
Series 4452, Class SP, 6.025%, (6.20% - 1 mo. USD LIBOR), 10/15/43(6)	$2,370	$118,063
Series 4497, Class CS, 6.025%, (6.20% - 1 mo. USD LIBOR), 9/15/44(6)	2,072	169,094
Series 4507, Class EI, 4.00%, 8/15/44	7,777	646,795
Series 4507, Class MI, 3.50%, 8/15/44	2,799	87,290
Series 4549, Class DS, 5.725%, (5.90% - 1 mo. USD LIBOR), 8/15/45(6)	4,934	613,979
Series 4601, Class IN, 3.50%, 7/15/46	45,516	4,075,856
Series 4625, Class BI, 3.50%, 6/15/46	8,580	635,890
Series 4637, Class IP, 3.50%, 4/15/44	1,878	56,038
Series 4653, Class PI, 3.50%, 7/15/44	1,554	22,486
Series 4672, Class LI, 3.50%, 1/15/43	2,108	52,605
Series 4676, Class DI, 4.00%, 7/15/44	3,047	78,034
Series 4700, Class WI, 3.50%, 1/15/44	7,134	112,559
Series 4749, Class IL, 4.00%, 12/15/47	3,419	301,050
Series 4768, Class IO, 4.00%, 3/15/48	4,015	368,079
Series 4768, Class KI, 4.00%, 11/15/47	7,080	618,599
Series 4772, Class PI, 4.00%, 1/15/48	4,362	388,655
Series 4791, Class JI, 4.00%, 5/15/48	7,505	608,180
Series 4791, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 5/15/48(6)	21,449	2,384,306
Series 4796, Class AS, 6.025%, (6.20% - 1 mo. USD LIBOR), 5/15/48(6)	13,583	1,493,450
Series 4808, Class IB, 4.00%, 5/15/48	17,192	1,386,183
Series 4966, Class SY, 5.875%, (6.05% - 1 mo. USD LIBOR), 4/25/50(6)	11,831	1,747,199
Principal Only:(8)
Series 213, Class PO, 0.00%, 6/1/31	2,030	1,955,479
Series 239, Class PO, 0.00%, 8/15/36	974	924,562
Series 246, Class PO, 0.00%, 5/15/37	2,289	2,273,403
Series 3072, Class WO, 0.00%, 11/15/35	884	848,034
Series 3342, Class KO, 0.00%, 7/15/37	305	301,323
Series 3476, Class PO, 0.00%, 7/15/38	495	481,242
Series 3862, Class PO, 0.00%, 5/15/41	914	869,422
Series 4239, Class OU, 0.00%, 7/15/43	8,531	8,093,607

		$626,853,117

Federal National Mortgage Association:
Series G93-17, Class FA, 1.172%, (1 mo. USD LIBOR + 1.00%), 4/25/23(5)	$17	$16,830
Series G97-4, Class FA, 0.981%, (1 mo. USD LIBOR + 0.80%), 6/17/27(5)	150	151,540
Series 1993-203, Class PL, 6.50%, 10/25/23	92	99,353
Series 1994-14, Class F, 2.355%, (COF + 1.60%), 10/25/23(5)	82	82,901
Series 2001-4, Class GA, 9.109%, 4/17/25(9)	2	1,648
Series 2009-48, Class WA, 5.842%, 7/25/39(9)	485	542,819
Series 2009-62, Class WA, 5.569%, 8/25/39(9)	747	831,208
Series 2010-112, Class DZ, 4.00%, 10/25/40	868	921,473
Series 2012-14, Class MH, 2.00%, 12/25/40	191	193,696
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(6)	275	310,892
Series 2012-35, Class GE, 3.00%, 5/25/40	2,236	2,260,330
Series 2012-51, Class FD, 0.752%, (1 mo. USD LIBOR + 0.58%), 5/25/42(5)	30,302	30,539,171
Series 2012-93, Class HS, 3.524%, (3.67% - 1 mo. USD LIBOR x 0.833), 5/25/42(6)	2,584	2,620,480
Series 2012-103, Class ZP, 3.00%, 9/25/42	1,471	1,509,927
Series 2012-115, Class MX, 3.264%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(6)	3,582	3,642,729
Series 2012-128, Class SH, 3.828%, (4.00% - 1 mo. USD LIBOR), 11/25/42(6)	6,296	6,481,387

Security	Principal Amount (000’s omitted)	Value
Series 2012-128, Class WS, 3.828%, (4.00% - 1 mo. USD LIBOR), 11/25/42(6)	$1,205	$1,242,180
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,061	2,005,567
Series 2013-19, Class HF, 1.172%, (1 mo. USD LIBOR + 1.00%), 3/25/43(5)	2,486	2,476,401
Series 2013-52, Class GA, 1.00%, 6/25/43	1,708	1,720,893
Series 2013-52, Class MD, 1.25%, 6/25/43	2,003	1,989,092
Series 2013-58, Class KS, 5.668%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(6)	24,903	25,214,322
Series 2013-58, Class SC, 5.743%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(6)	17,907	18,421,883
Series 2013-67, Class NF, 1.172%, (1 mo. USD LIBOR + 1.00%), 7/25/43(5)	1,856	1,838,911
Series 2013-119, Class PD, 2.50%, 1/25/43	210	212,860
Series 2014-1, Class HF, 1.671%, (1 mo. USD LIBOR + 1.50%), 6/25/43(5)	2,000	1,990,074
Series 2014-5, Class LB, 2.50%, 7/25/43	766	780,177
Series 2015-74, Class SL, 2.248%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(6)	1,883	1,692,286
Series 2015-93, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 1/25/46(5)	703	702,164
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,128	1,127,364
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,253	3,265,284
Series 2016-26, Class KS, 4.95%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(6)	3,532	3,588,610
Series 2016-49, Class VF, 1.171%, (1 mo. USD LIBOR + 1.00%), 8/25/46(5)	1,562	1,560,270
Series 2016-55, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 8/25/46(5)	1,999	1,994,053
Series 2016-55, Class KS, 3.449%, (3.57% - 1 mo. USD LIBOR x 0.714 ), 8/25/46(6)	1,691	1,706,844
Series 2016-72, Class ZG, 3.00%, 10/25/46	1,956	1,956,300
Series 2016-75, Class ZP, 3.00%, 10/25/46	2,462	2,464,564
Series 2016-81, Class Z, 3.00%, 11/25/46	392	392,175
Series 2016-85, Class Z, 3.00%, 11/25/46	2,115	2,116,192
Series 2016-89, Class ZH, 3.00%, 12/25/46	557	560,286
Series 2017-13, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 2/25/47(5)	186	186,038
Series 2017-15, Class LE, 3.00%, 6/25/46	1,777	1,823,266
Series 2017-26, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/25/47(5)	12,599	12,596,347
Series 2017-26, Class NS, 5.646%, (5.94% - 1 mo. USD LIBOR x 1.70), 4/25/47(6)	5,494	5,551,384
Series 2017-39, Class JZ, 3.00%, 5/25/47	699	702,915
Series 2017-49, Class PF, 1.171%, (1 mo. USD LIBOR + 1.00%), 7/25/47(5)	1,421	1,419,935
Series 2017-56, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 7/25/47(5)	6,972	6,957,307
Series 2017-56, Class KS, 4.829%, (5.00% - 1 mo. USD LIBOR), 7/25/47(6)	3,903	3,973,396
Series 2017-60, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 8/25/47(5)	1,943	1,942,017
Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,732	1,731,430
Series 2017-76, Class Z, 3.00%, 10/25/57	501	500,714
Series 2017-96, Class FM, 1.171%, (1 mo. USD LIBOR + 1.00%), 12/25/57(5)	1,733	1,733,049
Series 2017-105, Class BF, 1.071%, (1 mo. USD LIBOR + 0.90%), 1/25/48(5)	2,997	2,996,697
Series 2017-106, Class HF, 1.171%, (1 mo. USD LIBOR + 1.00%), 1/25/48(5)	1,034	1,033,215
Series 2018-13, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 12/25/57(5)	1,290	1,289,865
Series 2018-19, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/25/58(5)	816	815,632
Series 2018-64, Class FL, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/25/48(5)	1,547	1,546,522
Series 2018-87, Class BF, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/25/48(5)	1,390	1,389,369
Series 2019-1, Class FA, 0.772%, (1 mo. USD LIBOR + 0.60%), 2/25/49(5)	39,519	39,208,667
Series 2019-8, Class FD, 0.872%, (1 mo. USD LIBOR + 0.70%), 3/25/49(5)	59,954	60,612,365
Series 2019-8, Class FG, 0.672%, (1 mo. USD LIBOR + 0.50%), 3/25/49(5)	49,981	50,248,412
Series 2019-9, Class LF, 0.722%, (1 mo. USD LIBOR + 0.55%), 3/25/49(5)	46,694	46,935,896
Series 2019-16, Class AF, 0.722%, (1 mo. USD LIBOR + 0.55%), 4/25/49(5)	30,186	30,315,739
Series 2019-16, Class F, 0.672%, (1 mo. USD LIBOR + 0.50%), 4/25/49(5)	14,060	14,092,073
Series 2019-38, Class JZ, 4.00%, 7/25/49	821	821,344
Series 2019-50, Class NZ, 3.50%, 9/25/49	1,931	1,931,399

Security	Principal Amount (000’s omitted)	Value
Series 2019-54, Class Z, 3.50%, 9/25/49	$1,163	$1,162,910
Series 2019-57, Class UZ, 3.50%, 10/25/49	4,474	4,475,479
Series 2019-57, Class Z, 3.50%, 10/25/49	8,291	8,287,384
Series 2019-61, Class DZ, 3.50%, 11/25/49	1,119	1,118,812
Series 2019-66, Class JZ, 3.50%, 11/25/49	2,035	2,036,181
Series 2019-67, Class EZ, 3.00%, 11/25/49	9,923	9,941,738
Series 2019-68, Class KL, 3.829%, (4.00% - 1 mo. USD LIBOR), 11/25/49(6)	4,884	4,941,351
Series 2019-68, Class KS, 3.829%, (4.00% - 1 mo. USD LIBOR), 11/25/49(6)	4,884	4,941,351
Series 2019-70, Class ZJ, 4.00%, 12/25/49	5,121	5,118,406
Series 2019-71, Class AZ, 3.50%, 11/25/49	2,602	2,604,692
Series 2019-71, Class DZ, 3.50%, 11/25/49	4,689	4,690,411
Series 2019-71, Class MZ, 3.50%, 11/25/49	14,732	14,756,314
Series 2019-75, Class KZ, 3.50%, 12/25/49	5,299	5,300,467
Series 2019-75, Class ZA, 3.50%, 12/25/49	587	586,815
Series 2019-81, Class CZ, 3.50%, 1/25/50	66	66,210
Series 2019-81, Class ZL, 3.50%, 1/25/50	5,755	5,754,131
Series 2019-83, Class EZ, 4.50%, 1/25/50	8,241	8,254,375
Series 2020-5, Class MZ, 3.50%, 2/25/50	484	483,982
Series 2020-9, Class ZC, 3.50%, 2/25/50	20,906	21,098,897
Series 2020-10, Class LZ, 3.50%, 3/25/50	788	788,088
Series 2020-11, Class ZA, 3.50%, 3/25/50	5,481	5,482,789
Series 2020-20, Class ZA, 3.00%, 4/25/50	5,810	5,816,311
Series 2020-23, Class CZ, 3.00%, 2/25/50	22,830	22,865,513
Series 2020-23, Class ZC, 3.00%, 2/25/50	52,298	52,545,524
Series 2020-24, Class BZ, 3.00%, 4/25/50	26,793	26,920,604
Series 2020-25, Class Z, 3.00%, 4/25/50	9,094	9,141,569
Series 2020-32, Class ZA, 3.50%, 5/25/50	41,204	41,333,461
Series 2020-35, Class AZ, 3.00%, 6/25/50	7,405	7,456,250
Series 2020-36, Class ZN, 2.50%, 6/25/50	14,148	14,126,940
Series 2020-40, Class KZ, 3.50%, 6/25/50	7,150	7,164,059
Series 2020-41, Class Z, 2.50%, 6/25/50	2,837	2,832,205
Series 2020-41, Class ZC, 3.00%, 6/25/50	3,043	3,044,581
Series 2020-45, Class JZ, 2.50%, 7/25/50	3,870	3,896,377
Series 2020-45, Class MA, 3.063%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(6)	7,946	7,935,203
Series 2020-45, Class NZ, 2.50%, 7/25/50	10,403	10,447,648
Series 2020-46, Class KZ, 2.50%, 7/25/50	7,534	7,572,951
Series 2020-46, Class QZ, 2.50%, 3/15/48	3,711	3,719,166
Series 2020-46, Class ZJ, 3.00%, 7/25/50	13,639	13,751,086
Series 2020-56, Class Z, 3.00%, 8/25/50	7,980	8,001,682
Series 2020-56, Class ZA, 2.50%, 8/25/50	7,483	7,483,299
Interest Only:(7)
Series 296, Class 2, 8.00%, 4/25/24	171	11,412
Series 424, Class C8, 3.50%, 2/25/48	13,202	977,020
Series 2004-60, Class SW, 6.878%, (7.05% - 1 mo. USD LIBOR), 4/25/34(6)	2,182	336,846
Series 2005-68, Class XI, 6.00%, 8/25/35	2,166	467,890
Series 2006-65, Class PS, 7.048%, (7.22% - 1 mo. USD LIBOR), 7/25/36(6)	1,365	356,596
Series 2007-99, Class SD, 6.228%, (6.40% - 1 mo. USD LIBOR), 10/25/37(6)	2,189	471,480
Series 2007-102, Class ST, 6.268%, (6.44% - 1 mo. USD LIBOR), 11/25/37(6)	1,021	219,642
Series 2010-135, Class SD, 5.828%, (6.00% - 1 mo. USD LIBOR), 6/25/39(6)	977	35,536
Series 2011-13, Class AI, 4.50%, 7/25/21	17	101

Security	Principal Amount (000’s omitted)	Value
Series 2011-59, Class IW, 6.00%, 7/25/41	$1,508	$315,296
Series 2011-82, Class AI, 5.50%, 8/25/26	68	1,294
Series 2011-101, Class IC, 3.50%, 10/25/26	3,453	215,452
Series 2012-73, Class MS, 5.878%, (6.05% - 1 mo. USD LIBOR), 5/25/39(6)	698	9,076
Series 2012-86, Class CS, 5.928%, (6.10% - 1 mo. USD LIBOR), 4/25/39(6)	805	14,111
Series 2012-94, Class SL, 6.528%, (6.70% - 1 mo. USD LIBOR), 5/25/38(6)	4,130	201,431
Series 2012-103, Class GS, 5.928%, (6.10% - 1 mo. USD LIBOR), 2/25/40(6)	1,695	27,387
Series 2012-112, Class SB, 5.978%, (6.15% - 1 mo. USD LIBOR), 9/25/40(6)	4,414	189,453
Series 2012-147, Class SA, 5.928%, (6.10% - 1 mo. USD LIBOR), 1/25/43(6)	1,890	344,314
Series 2013-127, Class BI, 3.50%, 5/25/39	1,382	21,065
Series 2013-127, Class LI, 3.50%, 5/25/39	1,374	24,158
Series 2014-41, Class SA, 5.878%, (6.05% - 1 mo. USD LIBOR), 7/25/44(6)	2,966	562,966
Series 2014-55, Class IL, 3.50%, 9/25/44	2,342	216,244
Series 2014-55, Class IN, 3.50%, 7/25/44	2,095	200,088
Series 2014-89, Class IO, 3.50%, 1/25/45	3,195	221,331
Series 2015-22, Class GI, 3.50%, 4/25/45	1,699	164,878
Series 2015-31, Class SG, 5.928%, (6.10% - 1 mo. USD LIBOR), 5/25/45(6)	3,160	383,107
Series 2015-36, Class IL, 3.00%, 6/25/45	2,665	209,960
Series 2015-61, Class QI, 3.50%, 5/25/43	2,536	35,933
Series 2016-61, Class DI, 3.00%, 4/25/46	3,753	180,562
Series 2018-21, Class IO, 3.00%, 4/25/48	16,895	1,108,913
Series 2018-42, Class IA, 3.50%, 6/25/47	13,300	330,804
Series 2019-1, Class SA, 5.228%, (5.40% - 1 mo. USD LIBOR), 2/25/49(6)	27,626	3,740,666
Series 2020-23, Class SP, 5.878%, (6.05% - 1 mo. USD LIBOR), 2/25/50(6)	33,523	5,101,281
Series 2020-45, Class HI, 2.50%, 7/25/50	10,368	1,006,782
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	2,175	2,109,275
Series 380, Class 1, 0.00%, 7/25/37	479	458,297
Series 2007-17, Class PO, 0.00%, 3/25/37	379	367,157
Series 2009-82, Class PO, 0.00%, 10/25/39	978	931,193
Series 2012-5, Class PO, 0.00%, 12/25/39	642	627,952
Series 2012-61, Class PO, 0.00%, 8/25/37	2,712	2,592,753
Series 2014-9, Class DO, 0.00%, 2/25/43	15,364	14,388,193
Series 2014-17, Class PO, 0.00%, 4/25/44	2,120	1,949,701

		$832,652,937

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$824	$833,742
Series 2012-77, Class MT, 0.567%, (1 mo. USD LIBOR + 0.39%), 5/16/41(5)	733	713,356
Series 2014-H20, Class MF, 0.828%, (1 mo. USD LIBOR + 0.65%), 10/20/64(5)	9,652	9,752,522
Series 2015-62, Class PQ, 3.00%, 5/20/45	728	840,086
Series 2015-144, Class KB, 3.00%, 8/20/44	503	547,110
Series 2015-H03, Class FD, 0.818%, (1 mo. USD LIBOR + 0.64%), 1/20/65(5)	28,085	28,304,610
Series 2015-H05, Class FB, 0.818%, (1 mo. USD LIBOR + 0.64%), 2/20/65(5)	26,811	27,086,795
Series 2016-168, Class JF, 1.171%, (1 mo. USD LIBOR + 1.00%), 11/20/46(5)	7,192	7,183,786
Series 2017-5, Class ZA, 2.50%, 1/20/47	650	670,931
Series 2017-115, Class ZA, 3.00%, 7/20/47	883	885,000
Series 2017-121, Class DF, 0.687%, (1 mo. USD LIBOR + 0.50%), 8/20/47(5)	9,819	9,823,683
Series 2017-137, Class AF, 0.687%, (1 mo. USD LIBOR + 0.50%), 9/20/47(5)	4,689	4,691,256
Series 2017-147, Class HF, 1.187%, (1 mo. USD LIBOR + 1.00%), 9/20/47(5)	1,777	1,776,332
Series 2017-176, Class DF, 1.171%, (1 mo. USD LIBOR + 1.00%), 11/20/47(5)	987	986,514

Security	Principal Amount (000’s omitted)	Value
Series 2017-186, Class WF, 1.171%, (1 mo. USD LIBOR + 1.00%), 11/20/47(5)	$3,988	$3,987,092
Series 2018-67, Class KF, 1.171%, (1 mo. USD LIBOR + 1.00%), 3/20/48(5)	510	510,184
Series 2018-76, Class LF, 1.171%, (1 mo. USD LIBOR + 1.00%), 5/20/48(5)	331	331,266
Series 2018-125, Class FM, 1.171%, (1 mo. USD LIBOR + 1.00%), 8/20/48(5)	392	392,183
Series 2018-H16, Class FA, 0.598%, (1 mo. USD LIBOR + 0.42%), 9/20/68(5)	111,456	111,057,802
Series 2018-H18, Class FA, 0.678%, (1 mo. USD LIBOR + 0.50%), 9/20/68(5)	89,420	89,263,863
Series 2018-H18, Class FG, 0.778%, (1 mo. USD LIBOR + 0.60%), 10/20/68(5)	58,514	58,860,294
Series 2018-H20, Class FA, 0.778%, (1 mo. USD LIBOR + 0.60%), 12/20/68(5)	91,011	91,549,373
Series 2018-H20, Class FB, 0.678%, (1 mo. USD LIBOR + 0.50%), 6/20/68(5)	72,249	72,351,395
Series 2018-H20, Class FD, 0.678%, (1 mo. USD LIBOR + 0.50%), 12/20/68(5)	47,748	47,814,349
Series 2018-H20, Class FE, 0.678%, (1 mo. USD LIBOR + 0.50%), 11/20/68(5)	34,242	34,288,589
Series 2019-1, Class NF, 1.171%, (1 mo. USD LIBOR + 1.00%), 1/20/49(5)	981	981,086
Series 2019-78, Class GZ, 4.00%, 6/20/49	613	614,794
Series 2019-96, Class Z, 4.00%, 8/20/49	4,555	4,554,414
Series 2019-97, Class ZC, 3.50%, 8/20/49	12,551	12,560,959
Series 2019-98, Class PZ, 4.00%, 8/20/49	2,933	2,934,432
Series 2019-100, Class JZ, 3.75%, 8/20/49	4,125	4,143,245
Series 2019-100, Class MZ, 3.50%, 8/20/49	2,006	2,004,998
Series 2019-108, Class KZ, 3.50%, 8/20/49	4,998	5,026,975
Series 2019-110, Class Z, 3.50%, 9/20/49	12,628	12,659,805
Series 2019-110, Class ZD, 3.50%, 9/20/49	31,219	31,265,723
Series 2019-111, Class DZ, 3.50%, 4/20/48	54	53,556
Series 2019-115, Class ZE, 4.00%, 9/20/49	6,653	6,660,028
Series 2019-115, Class ZH, 4.00%, 9/20/49	7,618	7,626,664
Series 2019-119, Class NZ, 5.50%, 9/20/49	206	205,658
Series 2019-119, Class ZN, 5.00%, 9/20/49	2,153	2,165,418
Series 2019-123, Class PZ, 3.50%, 10/20/49	9,819	9,852,637
Series 2019-123, Class Z, 5.00%, 10/20/49	4,506	4,506,750
Series 2019-125, Class AZ, 3.50%, 10/20/49	3,193	3,194,991
Series 2019-125, Class BZ, 3.50%, 10/20/49	6,558	6,567,494
Series 2019-125, Class DZ, 3.50%, 10/20/49	16,337	16,399,795
Series 2019-126, Class ZA, 3.50%, 10/20/49	5,067	5,077,222
Series 2019-133, Class Z, 3.50%, 10/20/49	1,625	1,624,210
Series 2019-136, Class CZ, 3.50%, 11/20/49	1,376	1,375,721
Series 2019-143, Class KZ, 3.50%, 11/20/49	5,069	5,083,078
Series 2019-148, Class Z, 3.00%, 3/20/49	2,169	2,168,567
Series 2019-151, Class CZ, 3.50%, 12/20/49	37,884	37,927,598
Series 2019-151, Class EZ, 3.50%, 12/20/49	9,277	9,292,251
Series 2019-151, Class HZ, 3.50%, 12/20/49	11,255	11,271,413
Series 2019-151, Class ZC, 3.50%, 12/20/49	2,243	2,242,081
Series 2019-152, Class BZ, 4.00%, 12/20/49	5,983	5,989,672
Series 2019-152, Class NU, 3.50%, 12/20/49	3,947	3,962,529
Series 2019-158, Class ZJ, 3.50%, 12/20/49	21,227	21,293,521
Series 2019-160, Class Z, 3.50%, 12/20/49	2,033	2,034,543
Series 2019-H02, Class FE, 0.728%, (1 mo. USD LIBOR + 0.55%), 1/20/69(5)	31,170	31,292,824
Series 2020-1, Class EZ, 3.50%, 1/20/50	2,414	2,417,173
Series 2020-4, Class ZE, 4.00%, 1/20/50	5,147	5,154,186
Series 2020-4, Class ZU, 3.50%, 1/20/50	3,889	3,894,663
Series 2020-9, Class EZ, 3.50%, 1/20/50	10,925	10,976,526
Series 2020-15, Class EZ, 3.50%, 2/20/50	4,900	4,908,317
Series 2020-15, Class PZ, 3.50%, 2/20/50	4,033	4,044,097
Series 2020-15, Class ZK, 4.00%, 2/20/50	9,707	9,715,086

Security	Principal Amount (000’s omitted)	Value
Series 2020-16, Class UZ, 3.50%, 2/20/50	$11,265	$11,297,890
Series 2020-16, Class ZM, 3.50%, 2/20/50	1,609	1,609,182
Series 2020-17, Class CZ, 3.00%, 2/20/50	2,997	2,997,882
Series 2020-17, Class EZ, 3.50%, 2/20/50	14,327	14,386,383
Series 2020-17, Class GZ, 3.50%, 2/20/50	1,215	1,216,654
Series 2020-17, Class QZ, 3.50%, 2/20/50	8,249	8,290,866
Series 2020-17, Class ZC, 3.50%, 2/20/50	7,807	7,829,613
Series 2020-17, Class ZP, 5.00%, 2/20/50	392	392,063
Series 2020-21, Class GZ, 3.50%, 2/20/50	5,707	5,750,481
Series 2020-21, Class LZ, 3.50%, 2/20/50	2,048	2,047,647
Series 2020-30, Class MZ, 3.00%, 3/20/50	8,033	8,045,816
Series 2020-31, Class EZ, 3.50%, 3/20/50	23,957	23,944,055
Series 2020-31, Class ZH, 3.00%, 3/20/50	13,651	13,676,733
Series 2020-32, Class KS, 3.50%, 3/20/50	6,028	6,066,554
Series 2020-32, Class ZC, 4.50%, 3/20/50	23,251	23,311,239
Series 2020-32, Class ZW, 3.00%, 3/20/50	1,497	1,498,519
Series 2020-33, Class PZ, 3.00%, 3/20/50	9,025	9,063,799
Series 2020-34, Class DZ, 3.00%, 3/20/50	9,078	9,090,087
Series 2020-45, Class ZM, 3.00%, 3/20/50	5,282	5,272,775
Series 2020-46, Class AZ, 3.50%, 4/20/50	4,282	4,288,338
Series 2020-47, Class ZD, 3.00%, 4/20/50	11,313	11,390,744
Series 2020-47, Class ZL, 3.50%, 4/20/50	13,805	13,926,355
Series 2020-51, Class ZC, 3.00%, 4/20/50	7,459	7,469,827
Series 2020-55, Class NZ, 3.00%, 4/20/50	11,155	11,218,352
Series 2020-61, Class AZ, 3.00%, 5/20/50	6,035	6,043,887
Series 2020-61, Class CS, 2.50%, 5/20/50	8,574	8,556,955
Series 2020-61, Class ZA, 3.00%, 5/20/50	9,568	9,639,297
Series 2020-62, Class AZ, 3.00%, 5/20/50	3,790	3,813,029
Series 2020-62, Class ZU, 3.00%, 5/20/50	10,408	10,459,235
Series 2020-63, Class AZ, 3.00%, 4/20/50	24,600	24,764,740
Series 2020-63, Class CZ, 3.00%, 5/20/50	13,283	13,327,586
Series 2020-63, Class GZ, 3.00%, 5/20/50	3,988	4,002,349
Series 2020-63, Class MZ, 3.00%, 5/20/50	11,967	12,023,785
Series 2020-63, Class UZ, 3.00%, 5/20/50	5,445	5,468,475
Series 2020-76, Class UZ, 3.00%, 5/20/50	23,104	23,203,430
Series 2020-76, Class ZL, 2.75%, 5/20/50	10,046	10,089,881
Series 2020-85, Class AZ, 3.00%, 6/20/50	2,395	2,401,551
Series 2020-85, Class CS, 2.50%, 6/20/50	9,918	10,054,453
Series 2020-85, Class TZ, 3.00%, 6/20/50	965	965,126
Series 2020-85, Class ZA, 3.00%, 6/20/50	1,931	1,934,081
Series 2020-93, Class CZ, 2.90%, 4/20/50	7,036	7,041,770
Series 2020-97, Class ZB, 3.00%, 7/20/50	1,000	1,001,593
Interest Only:(7)
Series 2014-98, Class IM, 2.579%, 1/20/43(9)	11,213	471,543
Series 2015-151, Class KI, 1.626%, 11/20/42(9)	14,990	495,757
Series 2017-104, Class SD, 6.013%, (6.20% - 1 mo. USD LIBOR), 7/20/47(6)	6,182	1,033,767
Series 2017-121, Class DS, 4.313%, (4.50% - 1 mo. USD LIBOR), 8/20/47(6)	7,988	862,203
Series 2018-127, Class SG, 6.063%, (6.25% - 1 mo. USD LIBOR), 9/20/48(6)	19,862	2,634,292
Series 2019-27, Class SA, 5.863%, (6.05% - 1 mo. USD LIBOR), 2/20/49(6)	9,671	1,393,730
Series 2019-38, Class SQ, 5.863%, (6.05% - 1 mo. USD LIBOR), 3/20/49(6)	17,413	2,706,287

Security	Principal Amount (000’s omitted)	Value
Series 2019-43, Class BS, 5.863%, (6.05% - 1 mo. USD LIBOR), 4/20/49(6)	$12,044	$1,728,234
Series 2020-97, Class MI, 2.50%, 3/20/50	9,012	768,359
Principal Only:(8)
Series 2009-117, Class PO, 0.00%, 12/16/39	1,436	1,329,869
Series 2010-88, Class OA, 0.00%, 7/20/40	1,075	1,008,558
Series 2015-24, Class KO, 0.00%, 6/20/35	1,472	1,417,480

		$1,294,949,969

Total Collateralized Mortgage Obligations (identified cost $2,808,281,247)		$2,754,456,023

U.S. Government Guaranteed Small Business Administration Pools & Loans — 5.4%

Description	Principal Amount (000’s omitted)	Value
0.875%, (USD Prime - 2.375%), 2/25/29(5)	$81,211	$81,825,205
1.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(5)	86,770	87,523,477
1.05%, (USD Prime - 2.20%), 4/25/44(5)	33,508	33,898,491
2.25%, (USD Prime - 1.00%), 4/25/44(5)	40,468	43,080,493
2.575%, (USD Prime - 0.675%), 2/25/44(5)	34,905	37,523,715
Interest Only:(10)(11)
0.96%, 1/30/34	416	13,026
1.03%, 1/18/39	440	15,462
1.26%, 2/15/44	1,556	92,382
1.31%, 11/26/43	3,235	162,917
1.51%, 2/15/44	1,138	76,216
1.56%, 6/29/43 to 3/14/44	1,446	93,320
1.68%, 9/12/43 to 11/1/43	2,773	180,026
1.76%, 11/30/28 to 12/18/28	760	30,235
1.81%, 6/15/43 to 3/15/44	7,307	494,518
1.88%, 12/18/43 to 12/27/43	6,249	446,222
1.91%, 7/15/42 to 4/15/44	19,142	1,340,822
1.93%, 6/14/43 to 2/28/44	30,338	2,277,010
2.01%, 3/12/29 to 3/15/44	7,723	522,525
2.06%, 3/15/29 to 4/15/44	16,662	1,396,489
2.13%, 9/14/43 to 1/9/44	5,279	422,981
2.16%, 3/15/42 to 4/15/44	14,181	1,135,230
2.18%, 12/3/28 to 2/15/44	26,591	2,198,702
2.231%, 11/1/32 to 5/16/43(12)	123,221	7,429,496
2.26%, 12/28/28 to 1/15/44	4,794	393,731
2.31%, 12/15/28 to 8/11/44	37,653	3,275,293
2.38%, 8/31/28 to 12/27/43	3,737	308,723
2.384%, 2/21/33 to 4/1/43(12)	30,389	2,482,793
2.41%, 6/15/42 to 4/15/44	23,300	2,104,969
2.43%, 5/7/28 to 2/14/44	20,815	1,922,193
2.48%, 9/15/41 to 3/15/44	5,308	482,194
2.51%, 7/12/28 to 1/15/44	3,927	343,044
2.56%, 12/15/28 to 9/18/44	37,562	3,607,767
2.61%, 12/15/28 to 4/15/29	555	32,208

Description	Principal Amount (000’s omitted)	Value
2.63%, 9/13/42 to 1/11/44	$4,479	$459,846
2.66%, 2/15/29 to 4/15/44	15,454	1,494,629
2.68%, 10/19/28 to 2/19/44	21,805	2,085,649
2.718%, 3/21/23 to 12/13/42(12)	39,974	2,648,711
2.76%, 10/1/28 to 2/15/44	13,347	1,084,362
2.81%, 3/15/29 to 4/24/44	32,013	3,275,770
2.88%, 7/12/43 to 12/27/43	4,741	528,367
2.91%, 3/15/44	716	88,622
2.93%, 6/13/28 to 2/15/44	7,850	774,503
3.01%, 10/13/28 to 1/15/44	2,279	220,713
3.06%, 12/15/28 to 4/15/44	4,588	550,833
3.13%, 9/29/43 to 1/31/44	8,716	1,101,762
3.16%, 12/15/43 to 1/15/44	3,951	549,314
3.18%, 5/8/28 to 2/19/44	12,616	1,251,140
3.203%, 1/21/24 to 7/28/42(12)	20,096	1,449,274
3.26%, 10/18/28 to 3/15/44	6,486	671,408
3.31%, 4/15/29 to 3/13/44	10,177	1,358,228
3.36%, 1/15/29 to 4/15/44	175	19,624
3.38%, 8/17/43 to 1/16/44	13,413	1,909,716
3.389%, 3/10/26 to 3/23/42(12)	935	94,762
3.41%, 3/15/44 to 4/15/44	3,624	524,956
3.43%, 4/27/28 to 2/6/44	42,481	4,194,961
3.51%, 10/4/28 to 3/15/44	17,608	1,994,860
3.56%, 12/28/28 to 3/15/44	14,947	1,708,476
3.61%, 12/27/28	12	1,002
3.66%, 11/15/43 to 4/15/44	16,951	2,506,554
3.98%, 12/11/28 to 12/13/28	536	50,709
4.11%, 12/31/28	38	3,733
4.21%, 12/15/43	86	13,413

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $350,200,475)		$349,747,772

Short-Term Investments — 8.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(13)	584,249,916	$584,191,491

Total Short-Term Investments (identified cost $584,195,942)		$584,191,491

Total Investments — 110.4% (identified cost $7,253,240,805)		$7,218,691,546

TBA Sale Commitments — (1.5)%

Mortgage Pass-Throughs — (1.5)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(3)	$(90,000)	$(94,855,073)

Total Mortgage Pass-Throughs (identified cost $94,450,781)		$(94,855,073)

Total TBA Sale Commitments (identified cost $94,450,781)		$(94,855,073)

Other Assets, Less Liabilities — (8.9)%		$(583,364,687)

Net Assets — 100.0%		$6,540,471,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(2)	Principal amount is less than $500.

(3)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(4)	When-issued security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(7)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(12)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2020 of all interest only securities comprising the certificate.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	(2,098)	Short	9/30/20	$(264,610,250)	$(1,513,005)
U.S. 10-Year Treasury Note	(1,273)	Short	9/21/20	(178,319,453)	(1,911,753)
U.S. Long Treasury Bond	(165)	Short	9/21/20	(30,076,406)	(729,827)

					$(4,154,585)

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and options on futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $584,191,491, which represents 8.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,448,515	$4,294,047,159	$(3,712,406,775)	$107,043	$(4,451)	$584,191,491	$873,932	584,249,916

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$3,530,296,260	$—	$3,530,296,260
Collateralized Mortgage Obligations	—	2,754,456,023	—	2,754,456,023
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	349,747,772	—	349,747,772
Short-Term Investments	—	584,191,491	—	584,191,491
Total Investments	$—	$7,218,691,546	$—	$7,218,691,546

Liability Description
Futures Contracts	$(4,154,585)	$—	$—	$(4,154,585)
TBA Sale Commitments	—	(94,855,073)	—	(94,855,073)
Total	$(4,154,585)	$(94,855,073)	$—	$(99,009,658)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.